Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023

Less than one year	31,701	4,547
Between one and five years	141,251	19,130
More than five years	531,385	52,828
Total future lease payables	704,337	76,505

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023
Less than 1 year	—	30,495
Between 1 and 5 years	—	—
Total future lease payments	—	30,495

Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2023	8,421	11,081	1,640	351	21,493
Additions to right-of-use assets	—	—	2,312	—	2,312
Depreciation charge for the year	(7,371)	(9,438)	(1,018)	(212)	(18,040)
Derecognition of right-of-use assets	—	—	(445)	—	(445)
Remeasurement	29,245	(1,642)	—	—	27,603
Translation differences	—	—	11	2	13

Balance at December 31, 2023	30,295	—	2,499	141	32,936

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2024	30,295	—	2,499	141	32,936
Additions to right-of-use assets	—	—	332	—	332
Depreciation charge for the year	(295)	—	(1,013)	(105)	(1,413)
Derecognition of right-of-use assets	(30,000)	—	(162)	—	(30,162)
Acquisitions through business combination	—	—	1,431	—	1,431
Disposals through sale of subsidiary	—	—	(1,184)	—	(1,184)
Translation differences	—	—	(28)	(2)	(30)

Balance at December 31, 2024	—	—	1,876	34	1,910

Operating lease expenses recognized in profit and loss	Amounts recognized in profit or loss

(in thousands of USD)	2024	2023	2022
Interest on lease liabilities	(275)	(631)	(1,237)
Depreciation right-of-use assets	(1,413)	(18,040)	(21,059)

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2024	2023	2022

Total cash outflow for leases	(33,879)	(21,942)	(25,527)
Total cash inflow for leases	1,591	1,706	2,036

Disclosure of maturity analysis of operating lease payments
The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023
Less than one year	288,933	162,100
Between one and five years	1,147,997	300,183
More than five years	906,010	241,383
Total future lease receivables	2,342,939	703,666

Separation of lease and non-lease components of contract

(in thousands of USD)	2024	2023
Lease component of revenue from time charter-out	1,625,467	457,750
Non-lease component of revenue from time charter-out	717,472	245,916
Total future lease receivables	2,342,939	703,666

Future minimum lease receivables for operating leases
The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2024	December 31, 2023
Less than 1 year	1,285	1,689
One to two years	—	1,285
Two to three years	—	—
Total undiscounted lease receivables	1,285	2,974